Off-balance sheet commitments received and contingent assets (Details) € in Thousands	1 Months Ended
	Jun. 30, 2024 project	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure Of Commitments Received [Line Items]
Number of projects terminated | project	2
Kreos & Claret financing
Disclosure Of Commitments Received [Line Items]
Undrawn borrowing facilities		€ 25,000
Heights convertible notes, tranche B
Disclosure Of Commitments Received [Line Items]
Undrawn borrowing facilities		40,000
RNP-VIR conditional advance
Disclosure Of Commitments Received [Line Items]
Undrawn borrowing facilities			€ 3,255
CARENA conditional advance
Disclosure Of Commitments Received [Line Items]
Undrawn borrowing facilities		€ 1,853